Consolidated Statements of Changes in Shareholders' Equity $ in Thousands, $ in Thousands		Common Stock [Member] SGD ($) shares		Additional Paid-in Capital [Member] SGD ($)	Retained Earnings [Member] SGD ($)	AOCI Attributable to Parent [Member] SGD ($)	USD ($)		SGD ($)
Balance at Dec. 31, 2022			[1]	$ 883	$ 2,371				$ 3,254
Balance, shares at Dec. 31, 2022 | shares	[2]	27,796,502
Dividends declared to the former shareholders					(6,000)				(6,000)
Net income for the year					7,080				7,080
Foreign currency translation adjustments
Balance at Dec. 31, 2023			[1]	883	3,451				4,334
Balance, shares at Dec. 31, 2023 | shares	[2]	27,796,502
Net income for the year					1,884				1,884
Foreign currency translation adjustments
Balance at Dec. 31, 2024				883	5,335				6,218
Balance, shares at Dec. 31, 2024 | shares	[2]	27,796,502
Net income for the year					5,586		$ 4,345		5,586
New shares issued				4,895					4,895
New shares issued, shares | shares	[2]	1,607,840
Foreign currency translation adjustments						[1]		[3]
Balance at Dec. 31, 2025				$ 5,778	$ 10,921		$ 12,986		$ 16,699
Balance, shares at Dec. 31, 2025 | shares	[2]	29,404,342

[1]	– denotes amount less than $’000.
[2]	- Retrospectively presented for the effect of pro rata share allotment, 1-for-40 forward split and share surrender in preparation of the Company’s initial public offering (Note 1).
[3]	– denotes amount less than $’000.